INVENTORIES	12 Months Ended
Dec. 29, 2024
Inventories [Abstract]
INVENTORIES	INVENTORIES:

	December 29, 2024	December 31, 2023

Raw materials and spare parts inventories	$170,321	$165,527
Work in progress	65,399	57,938
Finished goods	874,842	865,976
	$1,110,562	$1,089,441

The amount of inventories recognized as an expense and included in cost of sales was $2,214.0 million for fiscal 2024 (2023 - $2,241.2 million). For fiscal 2024, cost of sales included an expense of $8.1 million (2023 - $12.3 million) related the write-down of inventory to net realizable value.